The Chesapeake Growth Fund
Schedule of Investments
January 31, 2022 (Unaudited)

Common Stocks - 96.4%	Shares	Value
Communications - 19.1%
Entertainment Content - 5.3%
Take-Two Interactive Software, Inc. *	9,658	$ 1,577,538
Walt Disney Company (The) *	6,050	864,968
		2,442,506
Internet Media & Services - 13.8%
Airbnb, Inc. - Class A *	4,100	631,277
Alphabet, Inc. - Class C *	1,093	2,966,369
Meta Platforms, Inc. - Class A *	4,605	1,442,563
Roblox Corporation - Class A *	2,905	191,323
Shopify, Inc. - Class A *	1,100	1,060,664
		6,292,196
Consumer Discretionary - 16.4%
Apparel & Textile Products - 4.6%
NIKE, Inc. - Class B	14,153	2,095,635

E-Commerce Discretionary - 5.1%
Amazon.com, Inc. *	781	2,336,338

Leisure Facilities & Services - 2.2%
Chipotle Mexican Grill, Inc. *	675	1,002,766

Retail - Discretionary - 4.5%
lululemon athletica, inc. *	4,108	1,371,086
TJX Companies, Inc. (The)	9,377	674,863
		2,045,949
Energy - 3.3%
Oil & Gas Producers - 3.3%
Pioneer Natural Resources Company	6,819	1,492,611

Financials - 8.4%
Banking - 5.9%
Bank of America Corporation	58,482	2,698,359

Institutional Financial Services - 2.5%
Goldman Sachs Group, Inc. (The)	3,285	1,165,124

Health Care - 10.6%
Biotech & Pharma - 0.7%
Eli Lilly & Company	1,300	319,007

The Chesapeake Growth Fund
Schedule of Investments (Continued)

Common Stocks - 96.4% (Continued)	Shares	Value
Health Care - 10.6% (Continued)
Health Care Facilities & Services - 3.7%
Humana, Inc.	4,320	$ 1,695,600

Medical Equipment & Devices - 6.2%
DexCom, Inc. *	2,277	980,203
Illumina, Inc. *	2,298	801,588
Intuitive Surgical, Inc. *	3,767	1,070,506
		2,852,297
Industrials - 5.2%
Aerospace & Defense - 3.5%
Boeing Company (The) *	4,493	899,679
TransDigm Group, Inc. *	1,185	730,185
		1,629,864
Electrical Equipment - 0.7%
AMETEK, Inc.	2,265	309,784

Transportation Equipment - 1.0%
PACCAR, Inc.	4,880	453,791

Materials - 1.8%
Chemicals - 1.8%
Sherwin-Williams Company (The)	2,853	817,413

Real Estate - 2.4%
REITs - 2.4%
Simon Property Group, Inc.	7,440	1,095,168

Technology - 29.2%
Semiconductors - 2.7%
NXP Semiconductors N.V.	5,921	1,216,410

Software - 10.9%
Atlassian Corporation plc - Class A *	2,210	716,791
Microsoft Corporation	9,085	2,825,253
MongoDB, Inc. *	990	401,059
salesforce.com, inc. *	3,590	835,142
ZoomInfo Technologies, Inc. - Class A *	4,200	222,012
		5,000,257
Technology Hardware - 7.5%
Apple, Inc.	19,560	3,418,697

The Chesapeake Growth Fund
Schedule of Investments (Continued)

Common Stocks - 96.4% (Continued)	Shares	Value
Technology - 29.2% (Continued)
Technology Services - 8.1%
Gartner, Inc. *	1,840	$ 540,758
Mastercard, Inc. - Class A	7,474	2,887,804
MSCI, Inc.	530	284,144
		3,712,706

Total Common Stocks (Cost $31,352,482)		$ 44,092,478

Money Market Funds - 3.9%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (a) (Cost $1,791,141)	1,791,141	$ 1,791,141

Total Investments at Value - 100.3% (Cost $33,143,623)		$ 45,883,619

Liabilities in Excess of Other Assets - (0.3%)		(134,013)

Total Net Assets - 100.0%		$ 45,749,606

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of January 31, 2022.